Assets Held for Sale - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 15, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Long-Lived Assets Held-for-sale [Line Items]
Assets held for sale, net	$ 547		$ 547		$ 547		$ 0
Proceeds from sale of land held for sale	$ 100	$ 8,700
Gain on sale of land held for sale			5,977	$ (431)	$ 5,625	$ (507)	$ (485)	$ 1,001	$ 1,052
Tenma vineyard
Long-Lived Assets Held-for-sale [Line Items]
Proceeds from sale of land held for sale			11,000
Gain on sale of land held for sale			$ 6,100